LOANS PAYABLE AND ACCRUED LIABILITIES, RELATED PARTY	9 Months Ended
May 31, 2022
Debt Disclosure [Abstract]
LOANS PAYABLE AND ACCRUED LIABILITIES, RELATED PARTY

NOTE 6– LOANS PAYABLE AND ACCRUED LIABILITIES, RELATED PARTY

On July 22, 2021 the Company entered into a Line of Credit Agreement with Innovative Digital Investors Emerging Technology, L.P.(“IDI), a limited partnership controlled by Jonathan Bates, the Company’s Chairman, and Raymond Mow, the Company’s Chief Financial Officer and a Director. The Line of Credit Agreement was amended and restated in its entirety on August 4, 2021, on September 29, 2021 and March 30, 2022 (as amended and restated, the “LOC Agreement”). The LOC Agreement, as most recently amended, provides for loans of up to $3,000,000 at the request of the Company to finance the purchase of equipment necessary for the operation of the Company’s business, and related working capital. Loans under the LOC Agreement accrue interest at fifteen percent (15%) per annum, compounded on a 30/360 monthly basis until the loans have been repaid in full. The amount drawn, plus all accrued interest therein, is repayable in full on July 1, 2022.

Subsequent to May 31, 2022, the Company amended and restated the LOC Agreement to extent the period in which the Company may borrow funds under the LOC Agreement to August 31, 2022, and extended the maturity date to December 1, 2022. See Note 6 – Subsequent Events.

As of May 31, 2022, and August 31, 2021, the Company owed $1,894,109 and $277,296, respectively, on the Line of Credit. Additionally, these loans accrue interest at the rate of 15% percent per annum. As of May 31, 2022, and August 31, 2021, accrued interest was $200,670 and $4,505, respectively.

As of May 31, 2022, and August 31, 2021, the balance of accrued liabilities related party was $102,792 and $-0- respectively. The $102,972 is comprised of accrued salary and bonus due to three company officers, two of whom are directors.